Reconciliation of Liabilities Arising from Financing Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Payments of cash dividends	₩ (742,136)	₩ (718,698)	₩ (706,091)
Payments of interest on hybrid bonds	(14,766)	(14,766)	(15,803)
Acquisition of treasury shares	(426,664)
Disposal of treasury shares		300,000
Cash inflow from transactions with the non-controlling shareholders	17,766	101,398
Cash outflow from transactions with the non-controlling shareholders	(6,515)	(39,345)
Cash flow from other financing activities	(1,172,315)	(371,411)
Total	₩ (1,457,579)	₩ (686,674)	₩ (238,313)